2919 Allen Parkway Houston, TX 77019-2118 713.831.1312 713.831.2258 Fax louis.ducote@valic.com Louis Ducote Counsel

October 1, 2012

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street

Washington, DC 20549

RE:	VALIC Company I (the “Registrant”)

Registration Statement on Form N-1A

Securities Act File No. 002-83631

Investment Company Act File No. 811-03738

CIK 0000719423

Ladies and Gentlemen:

On behalf of the Registrant, I am submitting Post-Effective Amendment No. 62 and Post-Effective Amendment No. 61 (the “Amendments”) to the Registrant’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), respectively, under Rule 485(a) of the 1933 Act.

The purpose of filing the Amendments is to register a new series of the Registrant designated as the Dynamic Allocation Fund (the “Fund”). The Registrant respectively requests selective review of the Amendments. Registrant bases its request for selective review on the following:

1. The Fund’s investment adviser is The Variable Annuity Life Insurance Company (“VALIC”). VALIC is an affiliate of SunAmerica Asset Management Corp. (“SAAMCo.”), which is the investment adviser to the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio, each of which is a series of SunAmerica Series Trust (the “Trust”) (1933 Act File No. 33-52742 and 1940 Act File No. 811-7238).

2. The SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio were registered with the Securities and Exchange Commission (the “Commission”) under the 1933 Act and the 1940 Act pursuant to Post-Effective Amendments Nos. 52 and 54, filed October 26, 2011, and Post-Effective Amendment Nos. 61 and 63, filed April 18, 2012, respectively, to the Trust’s Registration Statement on Form N-1A.

3. The staff of the Commission has reviewed the above referenced amendments to the Trust’s Registration Statement on Form N-1A, which became effective on January 20, 2012, and July 3, 2012, respectively, pursuant to post-effective amendments to the Trust’s Registration Statement filed under Rule 485(b) of the 1933 Act.

4. The Amendments to the Registrant’s Registration Statement submitted for filing herewith are based on the above referenced filings for the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio except that the Fund will be advised by VALIC, the Fund-of-Funds Component will be sub-advised by an affiliate of VALIC, the Overlay Component will be sub-advised by an unaffiliated investment adviser and the consultant has yet to be selected.

The Registrant commits to file a post-effective amendment that will incorporate any staff comments. Updates to certain information omitted from the Amendments will be included in a subsequent post-effective amendment filed pursuant to Rule 485(b) under the 1933 Act. The Amendments will become effective automatically 75 days after filing. Any questions or comments with respect to the filing may be directed to the undersigned at 713-831-1312 or to Nori L. Gabert, Esq. at 713-831-5165.

Sincerely,

/s/ Louis Ducote

Louis O. Ducote, Esq.

cc:	Jeffrey A. Foor, Esq.
Nori L. Gabert, Esq.